Revenue from Operations - Summary of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Revenue Arising From Exchanges Of Goods Or Services [Line Items]
Revenues	$ 20,158	$ 19,277	$ 18,562
Software Services
Disclosure Of Revenue Arising From Exchanges Of Goods Or Services [Line Items]
Revenues	19,196	18,379	17,549
Products and Platforms
Disclosure Of Revenue Arising From Exchanges Of Goods Or Services [Line Items]
Revenues	$ 962	$ 898	$ 1,013